History And Organization of The Group	12 Months Ended
Dec. 31, 2023
Text block [abstract]
History and organization of the Group
2	History and organization of the Group
On September 30, 2020, the Company issued automatically convertible promissory notes and optionally convertible promissory notes (collectively, “Convertible Notes”) to certain holders of the Class C ordinary shares, in exchange for Class C ordinary shares held by them (collectively, the “C-round restructuring”). The automatically convertible promissory notes were converted into ordinary shares automatically upon the closing of the Company’s IPO. The optionally convertible promissory notes could have been converted into an aggregate of 38,493,660 ordinary shares, without giving effect to any anti-dilutive adjustments, during the period between the completion of the IPO and September 29, 2023. The Company paid 6% annual interest to the holders of Convertible Notes until the notes were fully repaid or converted.
On October 30, 2020, the Company’s American depositary shares (“ADSs”) commenced trading on the New York Stock Exchange under the ticker symbol “LU”. As of December 31, 2020, the Company has 1,231,150,560 ordinary shares issued and outstanding (including 35,644,803 ordinary shares issued to Tun Kung Company Limited reserved for use under the Company’s share incentive plans. For the year ended December 31, 2021, treasury shares of 35,644,803 were retired resulting from repurchase of shares from Tun Kung Company Limited (refer to Note 36(a)).

During 2021, the board of directors of the Company authorized share repurchase programs under which the Company could repurchase up to an aggregate of USD1 billion of its ADSs during a specific period of time. Following the completion of the share repurchase program, the
Company had repurchased a total of approximately 110 million ADSs (or 55 million ordinary shares) for approximately USD877 million under share repurchase programs.
On April 6, 2023, the Group paid RMB199 million to Shanghai OneConnect Financial Technology Co., Ltd. and completed the purchase of 40% equity interest in Ping An Puhui Lixin Asset Management Co., Ltd. (“Puhui Lixin”), which was an indirect non-wholly-owned subsidiary of the Group. After the acquisition of non-controlling interests, Puhui Lixin becomes a wholly-owned subsidiary of the Group.
On April 14, 2023, the Company’s ordinary shares commenced trading on the Hong Kong Stock Exchange in board lots of 100 shares by way of introduction.
On November 13, 2023, the Group entered into a share and purchase agreement with OneConnect Financial Technology Co., Ltd. (as the seller) (“OCFT”) and Ping An OneConnect Bank (Hong Kong) Limited (the “Virtual Bank”), pursuant to which OCFT conditionally agreed to sell, and the Group conditionally agreed to acquire the Virtual Bank through the sale and purchase of the entire issued share capital of the indirect holding company of the Virtual Bank, Jin Yi Tong Limited, at a consideration of HK$933 million in cash. As of December 31, 2023, the acquisition had not been completed. Please refer to Note 48 for the subsequent events.
On November 20, 2023, the Company announced its plans to change the ratio of its American Depositary Share (“ADS”) to its ordinary shares (the “ADS Ratio”) from the current ADS Ratio of two ADSs to one ordinary share to a new ADS ratio of one ADS to two ordinary shares. The change in the ADS ratio became effective on December 15, 2023. For all the periods presented, basic and diluted earnings per ADS have been revised assuming the change of ADS ratio from a ratio of two ADSs to one ordinary share to a new ratio of one ADS to two ordinary shares occurred at the beginning of the earliest period presented.
(a)	As of December 31, 2022 and 2023, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as below.

Company Name	Kind of legal entity and place of incorporation	Principal activities and place of operations	Issued and paid-in capital/Registered capital	Attributable equity interest/economic interest to the Group
				2022	2023
Controlled through direct equity holding:
Gem Blazing Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD742,000,000	100%	100%
Wincon Hong Kong Investment Company Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD742,000,000	100%	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Corporation, the PRC	Technology advisory service, the PRC	USD1,191,000,000/ RMB7,923,258,050	100%	100%
Jinjiong (Shenzhen) Technology Service Company Ltd. (“Jinjiong Technology”) (i)	Corporation, the PRC	Intermediate holding, the PRC	RMB800,000,000	100%	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Corporation, the PRC	Internet platform service, the PRC	RMB298,549,200/ RMB300,000,000	100%	100%
Gem Alliance Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD1,828,535,620	100%	100%
Harmonious Splendor Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD2,165,088,878	100%	100%
Ping An Puhui Financing Guarantee Co., Ltd.	Corporation, the PRC	Financing guarantee services, the PRC	RMB19,965,950,892	100%	100%
Ping An Puhui Enterprises Management Co., Ltd.	Corporation, the PRC	Enterprise management service, the PRC	RMB8,494,800,000	100%	100%
Chongqing Jinan Microloan Co., Ltd.	Corporation, the PRC	Microloan business, the PRC	RMB3,200,000,000	100%	100%
Ping An Puhui Investment & Consulting Co., Ltd.	Corporation, the PRC	Investment and financial consulting service, the PRC	RMB1,251,363,637	100%	100%
Ping An Puhui Information Services Co., Ltd.	Corporation, the PRC	Information technology services, the PRC	RMB1,000,000,000	100%	100%
Ping An Consumer Finance Co., Ltd.	Corporation, the PRC	Consumer finance business, the PRC	RMB5,000,000,000	70%	70%
Controlled through Contractual Agreements:
Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)	Corporation, the PRC	Intermediate holding, the PRC	RMB1,000,000,000	100%	100%
Shanghai Lufax Information Technology Co., Ltd.	Corporation, the PRC	Online wealth management information platform service, the PRC	RMB836,670,000	100%	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Corporation, the PRC	Intermediate holding, the PRC	RMB 0/ RMB 5,000,000	100%	100%
The English names of certain subsidiaries of the Group represent the best effort by the Company’s management to translate their Chinese names, as these subsidiaries do not have official English names.

(i)
In 2023, the board of directors of Jinjiong Technology approved a RMB500 million capital injection from Weikun Technology, the parent company of Jinjiong Technology. As of December 31, 2023, the capital injection has been completed.

(b)	The following table sets forth the major consolidated structured entities other than Consolidated Affiliated Entities of the Group as of December 31, 2023.

Name	Amount of investment by the Group	Remaining paid-in capital of structured entities (i)
	RMB’000	RMB’000
Trust A	2,920,000	2,920,000
Trust B	2,060,000	2,060,000
Trust C	1,301,000	1,301,000
Trust D	1,257,000	1,257,000
Trust E	1,200,000	1,200,000
Trust F	1,000,000	1,000,000
Trust G	900,000	900,000
Trust H	11,400	620,578
Trust I	13,000	620,318
Trust J	8,000	600,000
Ping An Group also made investments in these structured entities. Meanwhile, Ping An Group also provides certain services to certain consolidated structure entities.

(i)	The remaining paid-in capital is the amount not yet paid to the investors.

( c )
PRC laws and regulations prohibit or restrict foreign ownership of companies that conduct certain internet-based business, which include activities and services provided by the Group. The Group operates part of its business in the PRC through a series of contractual arrangements (collectively, “Contractual Arrangements”) entered into among wholly-owned subsidiaries of the Company (“WFOE”), Consolidated Affiliated Entities and the shareholders of Consolidated Affiliated Entities (“Onshore Shareholders”) that are authorized by the Group. The Contractual Arrangements include Exclusive Equity Interest Option Agreements, Exclusive Business Cooperation Arrangements, Exclusive Asset Option Agreements, Share Pledge Agreements and Voting Trust Agreements.

Under the Contractual Arrangements, the Company has the power to control the management, financial and operating policies of the Consolidated Affiliated Entities, has exposure or rights to variable returns from its involvement with the Consolidated Affiliated Entities, and has ability to use its power over the Consolidated Affiliated Entities to affect the amount of the returns. As a result, all of these Consolidated Affiliated Entities are accounted for as consolidated structured entities of the Company and their financial statements have also been consolidated by the Company. The table below sets forth the principal Consolidated Affiliated Entities of the Group as of December 31, 2022 and 2023:

Contract Date	WFOE	OPCO
March 23, 2015	Weikun Technology	Xiongguo
March 23, 2015	Weikun Technology	Shanghai Lufax Information Technology Co., Ltd
November 21, 2018	Lufax (Shenzhen) Technology Service Co., Ltd	Shenzhen Lufax Holding Enterprise Management Co., Ltd
The principal terms of the Contractual Arrangements are further described below:

•	Exclusive Equity Interest Option Agreement
Each Onshore Shareholder (which, collectively, legally own 100% of the shares of OPCO) have irrevocably and unconditionally granted WFOE an irrevocable and exclusive right to purchase, or designate one or more persons (each, a “Designee”) to purchase the equity interests in OPCO. WFOE shall be entitled to absolute discretion over the time, manner and times to exercise the option. Except for WFOE and the Designee(s), no other person shall be entitled to the Equity Interest Purchase Option or other rights with respect to the equity interests of OPCO held by any Onshore Shareholder. OPCO agreed to the grant by each Onshore Shareholder of the Equity Interest Purchase Option to WFOE.

•	Exclusive Business Cooperation Agreement
OPCO appointed WFOE as OPCO’s exclusive services provider to provide OPCO with complete business support and technical and consulting services during the term of the Agreement. OPCO agreed to accept all the consultations and services provided by WFOE exclusively unless with written consent of the WFOE and to accept the consultations and services by a third party appointed by WFOE. WFOE shall provide financial support for OPCO to maintain an ordinary business.

•	Exclusive Asset Option Agreement
OPCO irrevocably and unconditionally granted WFOE an irrevocable and exclusive right to purchase, or designate one or more persons (each, a “Designee”) to purchase the assets then held by OPCO once or at multiple times at any time in part or in whole at WFOE’s sole and absolute discretion. WFOE is entitled to absolute discretion over the time, manner and times to exercise the Option. Except for WFOE and the Designee(s), no other person shall be entitled to the Assets Purchase Option or other rights with respect to the assets of OPCO. Each Onshore Shareholder agreed to the grant by OPCO of the Assets Option to WFOE.

•	Share Pledge Agreement
As collateral security for the prompt and complete performance of any and all obligations of each Onshore Shareholder (legally owns 100% of the shares of OPCO) under the Cooperation Agreements (collectively, the “Secured Obligations”), Onshore Shareholder pledged to WFOE a first security interest in its share of the equity interest of OPCO.

•	Voting trust Agreement
Each Onshore Shareholder exclusively entrusted and authorized WFOE to exercise voting, management, and other shareholder rights of OPCO on its behalf. The powers and rights of WFOE granted under the said exclusive entrustment include but not limited to the following: propose, convene and attend shareholders’ meetings of OPCO; exercise all the shareholder’s rights and shareholder’s voting rights that each Onshore Shareholder is entitled to under the laws of the PRC and OPCO’s Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole, and participate in dividend distributions or any other type of distribution of OPCO.
( d )	Risks in relation to the Consolidated Affiliated Entities
In the opinion of the Company’s management, the Contractual Arrangements discussed above have resulted in the Company and WFOE having the power to direct activities that most significantly impact the Consolidated Affiliated Entities, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the Consolidated Affiliated Entities at its discretion. The Company has the power to direct activities of the Consolidated Affiliated Entities and can have assets transferred out of the Consolidated Affiliated Entities under its control. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the Consolidated Affiliated Entities. As the Company is conducting its Internet-related activities mainly through the Consolidated Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss. As the Consolidated Affiliated Entities organized in the PRC were established as limited liability companies under PRC law, their creditors do not have recourse to the general credit of WFOE for the liabilities of the Consolidated Affiliated Entities, and WFOE does not have the obligation to assume the liabilities of these Consolidated Affiliated Entities.
The Company determined that the Contractual Arrangements are in compliance with PRC law and are legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies in the future could limit the Group’s ability to enforce the Contractual Arrangements.
The Foreign Investment Law stipulates certain forms of foreign investment. However, the Foreign Investment Law does not explicitly stipulate contractual arrangements such as those the Company relies on as a form of foreign investment. Notwithstanding the above, the Foreign Investment Law stipulates that foreign investment includes “foreign investors investing through any other methods under laws, administrative regulations or provisions prescribed by the State Council.” Future laws, administrative regulations or provisions prescribed by the State Council may possibly regard Contractual Arrangements as a form of foreign investment. If this happens, it is uncertain whether the Contractual Arrangements with the Consolidated Affiliated Entities, its subsidiaries and its shareholders would be recognized as foreign investment, or whether the Contractual Arrangements would be deemed to be in violation of the foreign investment access requirements. As well as the uncertainty on how the Contractual Arrangements will be handled, there is substantial uncertainty regarding the interpretation and the implementation of the Foreign Investment Law. The relevant government authorities have broad discretion in interpreting the law. Therefore, there is no guarantee that the Contractual Arrangements, the business of the Consolidated Affiliated Entities and financial conditions of the Company will not be materially and adversely affected in the future.
The Company’s ability to control Consolidated Affiliated Entities also depends on rights provided to WFOEs under the Voting trust Agreement, to vote on all matters requiring shareholder approval. As noted above, the Company believes the Voting trust Agreement is legally enforceable, but they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements among WFOEs, the Consolidated Affiliated Entities and their respective shareholders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•	revoke Consolidated Affiliated Entities’ business and operating licenses;

•	require Consolidated Affiliated Entities to discontinue or restrict its operations;

•	restrict Consolidated Affiliated Entities’ right to collect revenues;

•	block Consolidated Affiliated Entities’ websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate its business, staff and assets;

•	impose additional conditions or requirements with the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

( e )
The following are major financial statements amounts and balances of the Group’s Consolidated Affiliated Entities and their consolidated subsidiaries as of December 31, 2022 and 2023 and for the three years ended December 31, 2023.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Assets arising from inter-company transactions	10,328	9,200
Amounts due from Group companies	2,412,424	2,313,929
Total assets	14,147,082	8,647,296
Amount due to Group companies	14,625,366	10,515,906
Total liabilities	16,951,253	11,574,782

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Inter-company revenues	5,249	156,029	90,153
Total income	1,566,847	966,196	164,468
Inter-company expenses	(1,422,021)	(540,809)	(311,248)
Total expense	(2,213,789)	(1,359,876)	(287,373)
Net loss	(646,942)	(393,680)	(122,905)

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Inter-company cash flow	1,369,172	(625,594)	592,730
Reclassification (i)	327,497	1,487,448	(538,060)
Other operating activities	(653,230)	(916,309)	614,996
Net cash generated from/(used in) operating activities	1,043,439	(54,455)	669,666
Inter-company cash flow	(735,327)	564,266	311,736
Reclassification (i)	(327,497)	(1,487,448)	538,060
Payment for advances to consolidated entities	(500,000)	—	(700,000)
Receipts of repayment of the advances from consolidated entities	1,064,669	158	—
Proceeds from sale of investment assets	20,633,784	9,229,963	2,539,903
Payment for acquisition of investment assets	(9,440,542)	(5,675,189)	(859,230)
Other investing activities	(4,826,844)	5,543,944	(181)
Net cash generated from investing activities	5,868,243	8,175,694	1,830,288
Repayment for advances to consolidated entities	(17,114,012)	(10,755,583)	(4,679,877)
Receipts of advances from consolidated entities	9,774,001	4,617,000	37,850
Proceeds from borrowings	572,000	—	—
Repayment of interest expenses and borrowings	(664,880)	(436,274)	—
Other financing activities	(474)	(1,000)	—
Net cash used in financing activities	(7,433,365)	(6,575,857)	(4,642,027)

Effect of exchange rate changes on cash and cash equivalents	(15)	21	9
Net increase/(decrease) in cash	(521,698)	1,545,403	(2,142,064)
Cash at the beginning of the year	1,426,058	904,360	2,449,763

Cash at the end of the year	904,360	2,449,763	307,699

(i)
This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.

As of December 31, 2022 and 2023, the total assets of Group’s Consolidated Affiliated Entities were mainly consisting of cash at bank, restricted cash, financial assets at fair value through profit or loss, financial assets at amortized cost, accounts and other receivables and other assets. The total liabilities were mainly consisting of payable to platform investors, accounts and other payables and contract liabilities, payables to investors of consolidated structured entities and other liabilities.